Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Schedule of components of debt

The following table summarizes the components of debt (in thousands):

	March 31,	December 31,
	2020	2019
Debt, current:
Convertible Notes	$216,227	$208,411
1.5 Lien Notes	142,189	137,050
1.25 Lien Notes	105,593	77,212
First Lien Agreement	125,468	125,468
Other note payable	6,858	6,773
Less, debt issuance costs	(959)	(949)
Total	$595,376	$553,965

The following table summarizes the components of debt (in thousands):

	December 31,
	2019	2018
Debt, current:
Convertible Notes	$208,411	$—
1.5 Lien Notes	137,050	—
First Lien Agreement	125,468	125,468
1.25 Lien Notes	77,212	—
Other note payable	6,773	5,989
Less debt issuance costs	(949)	(71)
Total	$553,965	$131,386

Debt, non-current:
Convertible Notes	$—	$179,874
1.5 Lien Notes	—	118,270
Less debt issuance costs	—	(1,943)
Total	$—	$296,201

Schedule of components of recorded interest expense

The following table summarizes the components of recorded interest expense (in thousands):

	Three months ended March 31,
	2020	2019
Second Lien Convertible Notes	$7,816	$6,746
1.5 Lien Notes	5,139	4,433
1.25 Lien Notes	3,352	278
First Lien Agreement	2,867	2,511
Amortization of debt issuance costs	672	499
Promissory Note	85	76
Capitalized interest	(44)	(145)
Total interest expense	$19,887	$14,398

The following table summarizes the components of recorded interest expense (in thousands):

	Year Ended December 31,
	2019	2018
Second Lien Convertible Notes	$28,537	$24,923
1.5 Lien Notes	18,763	14,012
First Lien Agreement	10,022	9,589
1.25 Lien Notes	5,241	—
Amortization of debt issuance costs	2,047	1,802
Promissory Note	785	567
Capitalized interest	(551)	—
Total interest expense	$64,844	$50,893